Schedule of Non-vested Stock Option Activity and Related Information (Details) (USD $)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 1	71,874
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 2	$ 3.87
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 3	0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 4	$ 0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 5	(21,466)
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 6	$ 5.04
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 7	(20,000)
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 8	$ 3.00
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 9	(2,000)
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 10	$ 6.20
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 11	28,408
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 12	$ 3.43